Accounts Payable - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable [Abstract]
Creditors	$ 6,266	$ 1,503
Brokers	2,049	2,005
Professional and legal fees	4,306	354
Total accounts payable	$ 12,621	$ 3,862